Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Right-of-use asset (lease)			$ 55
Less: Accumulated depreciation	$ (1,512)		(971)	$ (287)
Property and equipment, net	43,994		37,350
Property and equipment, net			37,405	8,423
Depreciation	541	$ 124	684	287
Greenhouse Facility
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,033		10,194	5,203
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,986		3,683	1,621
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,991		4,122	345
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,947		3,947	0
Construction-in-progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 21,549		$ 16,375	$ 1,541